Leases (Details) - USD ($)	3 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Mar. 29, 2022	Jun. 30, 2023
Leases [Abstract]
Lease liability			$ 0
Rent expense	$ 0	$ 0	$ 22,000